Dec. 01, 2020
Money Market Fund
USAA Money Market Fund Summary
Investment Objective
The USAA Money Market Fund (the “Fund”) seeks the highest income consistent with preservation of capital and the maintenance of liquidity.
Fees and Expenses
The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.
Shareholder Fees
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Principal Investment Strategy
The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (“SEC”) guidelines applicable to money market funds.The Fund restricts its investments to instruments that meet certain maturity and quality requirements under the federal securities laws applicable to money market funds. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.Under applicable federal securities laws, money market funds that qualify as “retail” (retail money market funds) or “government” (government money market funds) are permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 NAV per share. The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Principal Risks
The Fund’s investments are subject to the following principal risks:Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.Liquidity Fees and Gates – The Fund may impose liquidity fees on redemptions and/or temporarily suspend redemptions (gates) if the Fund’s weekly liquid assets fall below certain thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate also would delay your ability to redeem your investments in the Fund.Credit Risk – Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.Interest Rate Risk – When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value (“NAV”).Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund’s portfolio managers may not produce the desired results.Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets.
Performance
The following bar chart and table are intended to help you understand some of the risks of investing in the Fund. The bar chart illustrates the Fund’s volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows the Fund’s average annual total returns for the periods indicated.Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at vcm.com or by calling (800) 235-8396.
RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31
The year-to-date return of the Fund as of September 30, 2020, was 0.38%.During the periods shown in the chart:
AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2019